UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08030

Name of Fund:	Royce Micro-Cap Trust, Inc.
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2011

Date of reporting period: 9/30/2011

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE MICRO-CAP TRUST
SEPTEMBER 30, 2011 (UNAUDITED)
	SHARES	VALUE
COMMON STOCKS – 109.6%

Consumer Discretionary – 12.6%
Auto Components - 1.7%
China XD Plastics [1,2]	21,500	$96,965
Drew Industries	134,700	2,691,306
Norstar Founders Group [2,3]	771,500	36,161
SORL Auto Parts [1,2]	37,413	121,966
Williams Controls	107,000	1,173,790

		4,120,188

Distributors - 0.4%
Weyco Group	48,000	1,070,400

Diversified Consumer Services - 0.3%
ChinaCast Education [2]	131,100	483,759
Lincoln Educational Services	28,400	229,756
Spectrum Group International [2,4]	6,925	19,944

		733,459

Hotels, Restaurants & Leisure - 0.2%
Benihana Cl. A [2]	64,100	551,901

Household Durables - 2.6%
Cavco Industries [2]	3,091	106,454
CSS Industries	20,243	337,653
Ethan Allen Interiors	81,600	1,110,576
Flexsteel Industries	172,500	2,584,050
Koss Corporation	73,400	431,592
Natuzzi ADR [2]	409,800	1,163,832
Universal Electronics [2]	47,100	771,969

		6,506,126

Internet & Catalog Retail - 1.2%
Geeknet [2]	93,500	1,890,570
NutriSystem	21,800	263,998
US Auto Parts Network [2]	140,900	714,363

		2,868,931

Leisure Equipment & Products - 0.3%
Leapfrog Enterprises Cl. A [2]	142,400	479,888
Sturm, Ruger & Co.	12,800	332,544

		812,432

Media - 0.4%
Global Sources [2]	23,411	158,492
Rentrak Corporation [2]	45,000	566,550
Value Line	32,487	373,276

		1,098,318

Specialty Retail - 4.0%
America’s Car-Mart [2]	92,800	2,693,056
Charming Shoppes [2]	947,400	2,463,240
Dickson Concepts (International)	382,000	180,832
Le Chateau Cl. A	52,500	190,381
Lewis Group	57,000	492,558
Shoe Carnival [2]	12,752	300,947
Stein Mart	178,900	1,118,125
Systemax [2]	112,000	1,424,640
West Marine [2]	86,000	662,200
Wet Seal (The) Cl. A [2]	87,579	392,354

		9,918,333

Textiles, Apparel & Luxury Goods - 1.5%
China Xiniya Fashion ADR [2]	40,000	71,600
G-III Apparel Group [2]	20,700	473,202
J. G. Boswell Company [4]	2,490	1,680,750
K-Swiss Cl. A [2]	72,400	307,700
Movado Group	77,633	945,570
True Religion Apparel [2]	12,200	328,912

		3,807,734

Total		31,487,822

Consumer Staples – 3.5%
Beverages - 0.4%
Heckmann Corporation [1,2]	200,000	1,058,000

Food & Staples Retailing - 0.5%
Arden Group Cl. A	16,000	1,272,000

Food Products - 2.3%
Asian Citrus Holdings	1,060,000	490,822
Binggrae	9,700	385,552
BW Plantation	744,900	89,260
Farmer Bros. [1]	51,400	283,214
Griffin Land & Nurseries	55,786	1,432,584
Origin Agritech [2]	121,488	283,067
Seneca Foods Cl. A [2]	51,400	1,017,720
Seneca Foods Cl. B [2]	42,500	820,250
Westway Group	220,000	935,000

		5,737,469

Personal Products - 0.3%
Inter Parfums	26,400	407,880
Schiff Nutrition International Cl. A [2]	15,915	176,338

		584,218

Total		8,651,687

Energy – 3.8%
Energy Equipment & Services - 3.0%
CE Franklin [2]	45,450	368,599
Dawson Geophysical [1,2]	53,213	1,254,763
Global Geophysical Services [2]	35,000	278,950
Gulf Island Fabrication	29,116	602,119
Lamprell	202,400	808,969
North American Energy Partners [1,2]	50,000	291,000
OYO Geospace [2]	7,130	401,348
Pason Systems	139,200	1,769,390
Pioneer Drilling [2]	57,500	412,850
SinoTech Energy ADR [1,2,3]	127,000	149,860
Tesco Corporation [2]	50,000	580,000
Willbros Group [2]	131,100	546,687

		7,464,535

Oil, Gas & Consumable Fuels - 0.8%
Approach Resources [1,2]	12,000	203,880
Credo Petroleum [1,2]	98,000	816,340
Sprott Resource [2]	104,400	398,512
Uranerz Energy [1,2]	29,000	39,730
VAALCO Energy [2]	109,100	530,226

		1,988,688

Total		9,453,223

Financials – 21.0%
Capital Markets - 8.5%
ASA Gold and Precious Metals	30,000	809,700
BKF Capital Group [2,4]	130,200	169,260
Cohen & Steers	27,900	802,125
Cowen Group Cl. A [2]	417,834	1,132,330
Diamond Hill Investment Group	34,479	2,392,498
Duff & Phelps Cl. A	50,000	533,000
Edelman Financial Group (The)	209,000	1,350,140
Epoch Holding Corporation	196,500	2,666,505
FBR & Co. [2]	541,600	1,289,008
Fiera Sceptre	78,000	471,915
INTL FCStone [1,2]	24,910	517,132
JZ Capital Partners	353,999	1,864,636
MVC Capital	141,200	1,478,364
NGP Capital Resources	159,225	1,041,332
Queen City Investments [4]	948	929,040
U.S. Global Investors Cl. A	91,500	620,370
Urbana Corporation [2]	237,600	222,204
Virtus Investment Partners [2]	45,000	2,412,900
Westwood Holdings Group	8,800	304,040

		21,006,499

Commercial Banks - 2.6%
BCB Holdings [2]	806,207	660,030
Chemung Financial	40,000	919,600
Commercial National Financial	20,000	409,800
Fauquier Bankshares	135,800	1,572,564
Financial Institutions	36,000	513,360
First Bancorp	40,200	506,118
LCNB Corporation	29,324	388,543
Orrstown Financial Services	18,500	237,725
Peapack-Gladstone Financial	124,000	1,249,920

		6,457,660

Diversified Financial Services - 0.9%
Banca Finnat Euramerica	1,310,000	630,152
Bolsa Mexicana de Valores	300,000	414,249
GAIN Capital Holdings [1,2]	25,000	157,250
PICO Holdings [2]	45,700	937,307

		2,138,958

Insurance - 2.4%
Hilltop Holdings [2]	101,400	731,094
Independence Holding	95,800	694,550
Presidential Life	233,100	1,916,082
SeaBright Holdings	181,000	1,303,200
United Fire & Casualty	78,500	1,388,665

		6,033,591

Real Estate Investment Trusts (REITs) - 1.7%
BRT Realty Trust [2]	155,099	964,716
Colony Financial	139,717	1,805,143
PennyMac Mortgage Investment Trust	80,000	1,272,000
Vestin Realty Mortgage II [2]	214,230	263,503

		4,305,362

Real Estate Management & Development - 4.0%
Consolidated-Tomoka Land	62,750	1,647,815
Forestar Group [2]	141,000	1,538,310
IFM Investments ADR [2]	33,185	38,163
Kennedy-Wilson Holdings	465,358	4,932,795
Tejon Ranch [2]	73,162	1,746,377
ZipRealty [2]	25,000	36,250

		9,939,710

Thrifts & Mortgage Finance - 0.9%
Alliance Bancorp, Inc. of Pennsylvania	41,344	437,420
BofI Holding [1,2]	88,362	1,189,352
CFS Bancorp	75,000	325,500
HopFed Bancorp	57,222	327,882

		2,280,154

Total		52,161,934

Health Care – 7.6%
Biotechnology - 0.5%
Acadia Pharmaceuticals [1,2]	498,000	537,840
3SBio ADR [2]	37,280	444,750
Vical [1,2]	120,000	297,600

		1,280,190

Health Care Equipment & Supplies - 4.4%
Allied Healthcare Products [2]	226,798	882,244
Atrion Corporation	6,579	1,364,419
CryoLife [2]	50,573	227,073
DynaVox Cl. A [2]	20,000	72,000
Exactech [2]	132,100	1,859,968
Hansen Medical [1,2]	87,000	288,840
Kensey Nash [1,2]	42,078	1,030,911
Medical Action Industries [2]	125,250	632,512
STRATEC Biomedical	14,000	547,536
Syneron Medical [2]	69,200	685,772
Theragenics Corporation [2]	336,900	444,708
Utah Medical Products	42,300	1,114,605
Young Innovations	61,450	1,751,325

		10,901,913

Health Care Providers & Services - 0.7%
Gentiva Health Services [2]	23,000	126,960
LHC Group [2]	14,800	252,488
PDI [1,2]	65,383	438,066
PharMerica Corporation [2]	40,000	570,800
Psychemedics Corporation	37,500	267,375
U.S. Physical Therapy	10,000	185,200

		1,840,889

Health Care Technology - 0.3%
Transcend Services [2]	30,700	691,978

Life Sciences Tools & Services - 0.9%
EPS	560	1,273,352
Furiex Pharmaceuticals [2]	23,758	338,077
PAREXEL International [2]	28,800	545,184

		2,156,613

Pharmaceuticals - 0.8%
Adolor Corporation [2]	166,300	286,036
Bukwang Pharmaceutical	24,700	317,116
Daewoong Pharmaceutical	11,904	319,807
Hi-Tech Pharmacal [2]	11,700	393,120
XenoPort [1,2]	122,000	719,800

		2,035,879

Total		18,907,462

Industrials – 26.0%
Aerospace & Defense - 2.2%
Astronics Corporation [2]	9,117	257,555
Astronics Corporation Cl. B [2]	912	25,118
CPI Aerostructures [1,2]	29,900	284,349
Ducommun	72,100	1,080,058
HEICO Corporation	52,500	2,585,100
Innovative Solutions and Support [2]	100,000	483,000
SIFCO Industries	45,800	839,972

		5,555,152

Air Freight & Logistics - 0.6%
Forward Air	50,700	1,290,315
Pacer International [2]	35,000	131,250

		1,421,565

Building Products - 3.3%
AAON	109,500	1,724,625
American Woodmark	72,000	871,920
Apogee Enterprises	57,900	497,361
Burnham Holdings Cl. A [4]	118,800	1,651,320
Griffon Corporation [2]	89,500	732,110
NCI Building Systems [2]	8,400	63,504
Sung Kwang Bend	28,000	352,194
Trex Company [1,2]	90,000	1,442,700
WaterFurnace Renewable Energy	48,400	855,394

		8,191,128

Commercial Services & Supplies - 2.9%
CompX International Cl. A	107,500	1,365,250
Courier Corporation	30,450	199,143
Heritage-Crystal Clean [2]	113,301	2,057,546
Interface Cl. A	27,000	320,220
Team [2]	93,240	1,956,175
US Ecology	82,000	1,268,540

		7,166,874

Construction & Engineering - 1.1%
Comfort Systems USA	27,096	225,439
Integrated Electrical Services [2]	682,700	1,413,189
MYR Group [2]	28,500	502,740
Pike Electric [2]	89,200	603,884

		2,745,252

Electrical Equipment - 2.5%
AZZ	16,147	626,019
Deswell Industries	564,371	1,410,927
Encore Wire	15,000	308,700
Fushi Copperweld [2]	89,563	443,337
Jinpan International	119,746	950,783
LSI Industries	79,812	497,229
Powell Industries [2]	42,700	1,322,419
Preformed Line Products	16,000	732,800

		6,292,214

Industrial Conglomerates - 1.1%
Raven Industries	58,400	2,814,880

Machinery - 6.3%
Armstrong Industrial	2,166,800	375,854
Cascade Corporation	8,600	287,154
CIRCOR International	14,000	411,180
Columbus McKinnon [2]	26,950	295,372
Eastern Company (The)	39,750	725,438
FAG Bearings India	23,700	565,603
Force Protection [2]	136,900	527,065
Foster (L.B.) Company Cl. A	66,200	1,471,626
FreightCar America [1,2]	42,900	618,189
Graham Corporation	45,800	762,112
Hurco Companies [2]	53,866	1,093,480
NN [2]	114,300	577,215
PMFG [2]	143,800	2,267,726
Semperit AG Holding	12,500	496,780
Sun Hydraulics	88,387	1,801,327
Tennant Company	92,300	3,264,651

		15,540,772

Professional Services - 3.2%
Acacia Research-Acacia Technologies [2]	23,500	845,765
Advisory Board (The) [2]	41,400	2,671,542
CBIZ [2]	47,000	309,730
Exponent [2]	58,400	2,413,672
GP Strategies [2]	41,385	413,436
Heidrick & Struggles International	20,000	329,000
JobStreet Corporation	50,000	36,756
Kforce [2]	60,000	588,600
On Assignment [2]	41,100	290,577

		7,899,078

Road & Rail - 1.7%
Frozen Food Express Industries [2]	157,000	312,430
Patriot Transportation Holding [2]	111,681	2,257,073
Universal Truckload Services	134,200	1,744,600

		4,314,103

Trading Companies & Distributors - 0.7%
Aceto Corporation	72,219	382,038
Houston Wire & Cable	67,375	774,139
Lawson Products	50,269	679,637

		1,835,814

Transportation Infrastructure - 0.4%
Touax	36,814	1,083,691

Total		64,860,523

Information Technology – 21.2%
Communications Equipment - 0.8%
Bel Fuse Cl. A	67,705	1,132,705
Cogo Group [1,2]	93,735	199,655
PC-Tel [2]	44,100	271,215
Zhone Technologies [2]	391,236	465,571

		2,069,146

Computers & Peripherals - 1.3%
Imation Corporation [1,2]	112,312	821,001
Intevac [2]	31,400	219,486
Rimage Corporation	79,200	1,001,880
Super Micro Computer [2]	42,754	535,707
TransAct Technologies [2]	78,600	644,520

		3,222,594

Electronic Equipment, Instruments & Components - 6.3%
Agilysys [2]	90,000	641,700
Diploma	50,000	247,869
Domino Printing Sciences	80,000	574,305
Frequency Electronics [2]	26,300	224,339
Hana Microelectronics	500,000	268,317
Hollysys Automation Technologies [2]	255,000	1,489,200
Inficon Holding	5,200	758,422
Mercury Computer Systems [2]	32,100	369,150
Mesa Laboratories	48,267	1,797,463
Multi-Fineline Electronix [1,2]	35,100	699,894
Newport Corporation [2]	80,900	874,529
Park Electrochemical	15,400	329,098
Pulse Electronics	150,000	429,000
Research Frontiers [1,2]	30,150	113,967
Richardson Electronics	250,900	3,414,749
Rogers Corporation [2]	58,400	2,285,192
TTM Technologies [2]	114,400	1,087,944

		15,605,138

Internet Software & Services - 1.3%
Bitauto Holdings ADR [2]	50,000	305,000
CryptoLogic [1,2]	88,300	98,896
Marchex Cl. B	95,000	807,500
RealNetworks	93,375	787,151
Support.com [2]	395,000	782,100
WebMediaBrands [2]	525,000	336,000
World Energy Solutions [1,2]	72,920	218,031

		3,334,678

IT Services - 4.8%
Camelot Information Systems ADS [1,2]	71,500	191,620
Cass Information Systems	15,000	465,750
Computer Task Group [2]	161,100	1,799,487
Forrester Research	54,900	1,784,799
iGATE Corporation [1,2]	81,200	937,048
Innodata Isogen [2]	591,406	1,744,648
Sapient Corporation	350,000	3,549,000
Tier Technologies [1,2]	340,000	1,254,600
Yucheng Technologies [2]	111,844	317,637

		12,044,589

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries [2]	46,600	401,692
Alpha & Omega Semiconductor [2]	202,400	1,661,704
Amtech Systems [1,2]	22,700	181,600
Axcelis Technologies [2]	900,000	1,080,000
Exar Corporation [2]	367,508	2,098,471
GSI Technology [2]	85,800	422,136
Himax Technologies ADR	87,768	97,422
Integrated Silicon Solution [2]	98,800	771,628
MoSys [1,2]	360,000	1,317,600
Photronics [1,2]	99,900	497,502
PLX Technology [2]	310,000	933,100
Rudolph Technologies [2]	58,900	394,041

		9,856,896

Software - 2.7%
ACI Worldwide [2]	69,600	1,916,784
Actuate Corporation [2]	165,800	915,216
American Software Cl. A	63,800	462,550
Convio [2]	30,300	254,823
Fundtech	73,500	1,696,380
Pegasystems	49,000	1,499,890

		6,745,643

Total		52,878,684

Materials – 9.0%
Chemicals - 2.9%
Balchem Corporation	63,375	2,364,521
Hawkins	54,697	1,741,553
Landec Corporation [2]	60,300	320,796
Quaker Chemical	66,200	1,715,904
Zoltek Companies [2]	180,000	1,157,400

		7,300,174

Construction Materials - 0.9%
Ash Grove Cement [4]	8,000	1,128,000
Monarch Cement	52,303	1,098,363

		2,226,363

Metals & Mining - 4.4%
AuRico Gold [2]	74,636	701,578
Aurizon Mines [1,2]	47,000	238,290
Central Steel & Wire [4]	1,088	688,704
Endeavour Mining [1,2]	652,500	1,245,348
Endeavour Mining (Warrants) [2]	50,000	26,243
Exeter Resource [1,2]	140,000	508,200
Extorre Gold Mines [2]	140,000	826,000
Haynes International	10,100	438,845
Horsehead Holding Corporation [2]	43,700	324,254
MAG Silver [1,2]	74,750	586,040
Materion Corporation [1,2]	27,000	612,360
Midway Gold [1,2]	345,000	693,450
Minefinders Corporation [1,2]	36,000	501,120
Northgate Minerals [2]	250,000	825,000
RTI International Metals [2]	25,000	583,000
Seabridge Gold [2]	16,700	375,416
Synalloy Corporation [2]	58,200	640,200
Universal Stainless & Alloy Products [1,2]	36,299	922,721
Vista Gold [1,2]	50,000	167,000

		10,903,769

Paper & Forest Products - 0.8%
Pope Resources L.P.	42,205	1,694,953
Qunxing Paper Holdings [3]	1,500,000	198,397

		1,893,350

Total		22,323,656

Utilities – 0.1%
Independent Power Producers & Energy Traders - 0.1%
China Hydroelectric ADS [2]	83,100	172,848

Total		172,848

Miscellaneous [5] – 4.8%
Total		12,063,527

TOTAL COMMON STOCKS
(Cost $257,114,752)		272,961,366

PREFERRED STOCK – 0.4%
Seneca Foods Conv. [2,4]
(Cost $578,719)	45,409	895,919

REPURCHASE AGREEMENT – 14.0%
Fixed Income Clearing Corporation,
0.01% dated 9/30/11, due 10/3/11,
maturity value $34,870,029 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 8/22/12, valued at
$35,743,225)
(Cost $34,870,000)		34,870,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 3.7%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.0105%)
(Cost $9,182,346)		9,182,346

TOTAL INVESTMENTS – 127.7%
(Cost $301,745,817)		317,909,631
LIABILITIES LESS CASH AND OTHER ASSETS – (3.6)%		(8,900,599)

PREFERRED STOCK – (24.1)%		(60,000,000)

NET ASSETS APPLICABLE TO COMMON STOCKHOLDERS – 100.0%		$249,009,032

[1]	All or a portion of these securities were on loan at September 30, 2011. Total market value of loaned securities at September 30, 2011, was $8,353,739.
[2]	Non-income producing.
[3]
Securities for which market quotations are not readily available represent 0.2% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[5]	Includes securities first acquired in 2011 and less than 1% of net assets applicable to Common Stockholders.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $302,404,845. At September 30, 2011, net unrealized appreciation for all securities was $15,504,786, consisting of aggregate gross unrealized appreciation of $66,309,866 and aggregate gross unrealized depreciation of $50,805,080. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value under procedures approved by the Fund’s Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –

other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedule of Investments.

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2011. For a detailed breakout of common stocks by sector classification, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total

Common stocks	$241,850,790	$30,726,158	$384,418	$272,961,366
Preferred stocks	–	895,919	–	895,919
Cash equivalents	9,182,346	34,870,000	–	44,052,346

Level 3 Reconciliation:

					Realized and
	Balance as of				Unrealized
	12/31/10	Purchases	Transfers Out	Sales	Gain (Loss)	Balance as of 9/30/11

Common stocks	$36,229	$1,044,440	$–	$–	$(696,251)	$384,418

Repurchase Agreements:
 The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:
 The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral for the Fund on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund retains the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Micro-Cap Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Micro-Cap Trust, Inc.
Date: November 16, 2011

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Micro-Cap Trust, Inc.
Date: November 16, 2011